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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number         811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC        225 Pictoria Drive, Suite 450        Cincinnati Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:              November 30

Date of reporting period:           July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Papp Investment Trust

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, President
Date	July 8, 2011

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote?For, Against, Abstain	Did the Fund vote With or Against Management?
Microchip	MCHP	595017104	08/20/10	Election of Directors	Issuer	Yes	For	With
Microchip	MCHP	595017104	08/20/10	Ratification of Auditors	Issuer	Yes	For	With
Techne	TECH	878377100	10/28/10	Election of Directors	Issuer	Yes	For	With
Techne	TECH	878377100	10/28/10	Set the Number of Directors at nine	Issuer	Yes	For	With
Techne	TECH	878377100	10/28/10	Company's 2010 Equity Incentive Plan	Issuer	Yes	For	With
Coach	COH	189754104	11/03/10	Election of Directors	Issuer	Yes	For	With
Coach	COH	189754104	11/03/10	Ratification of Auditors	Issuer	Yes	For	With
Coach	COH	189754104	11/03/10	Approve 2010 Stock Incentive program	Issuer	Yes	For	With
Coach	COH	189754104	11/03/10	Vote on a stockholder proposal	Security Holder	Yes	Against	With
Linear Technology	LLTC	535678106	11/03/10	Election of Directors	Issuer	Yes	For	With
Linear Technology	LLTC	535678106	11/03/10	Approve the Company's Equity Incentive Plan	Issuer	Yes	For	With
Linear Technology	LLTC	535678106	11/03/10	Ratification of Auditors	Issuer	Yes	For	With
DeVry Inc.	DV	251893103	11/10/10	Election of Directors	Issuer	Yes	For	With
DeVry Inc.	DV	251893103	11/10/10	Ratification of Auditors	Issuer	Yes	For	With
DeVry Inc.	DV	251893103	11/10/10	Approve Stock Incentive Plan	Issuer	Yes	For	With
DeVry Inc.	DV	251893103	11/10/10	Shareholder proposal - eliminating medically unnecessary surgeries	Security Holder	Yes	Against	With
ResMed Inc.	RMD	761152107	11/11/10	Election of Directors	Issuer	Yes	For	With
ResMed Inc.	RMD	761152107	11/11/10
Approve an increase  aggregate limit of director's fees that may be paid in any fiscal year to all non-executive directors, as a group, from the current limit of $400,000 to a maximum aggregate amount not to exceed $800,000 during any fiscal year
					Issuer	Yes	For	With
ResMed Inc.	RMD	761152107	11/11/10	Amend certificate of incorporation to increase the number of authorized shares of ResMed's common stock from 200 Million to 350 Million shares	Issuer	Yes	For	With
ResMed Inc.	RMD	761152107	11/11/10	Ratification of Auditors	Issuer	Yes	For	With
ResMed Inc.	RMD	761152107	11/11/10	Transaction of such business as may properly come before meeting	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/17/10	Election of Directors	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/17/10	Ratification of Auditors	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/17/10	Approval of the Material Terms of the performance goals under the Company's 2005 stock incentive plan	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/17/10	Approval of the Material Terms of the performance goals under the Company's Executive Incentive Compensation Plan	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/17/10	Stockholder Proposal on Independent Chairman	Security Holder	Yes	Against	With
Micros	MCRS	594901100	11/19/10	Election of Directors	Issuer	Yes	For	With
Micros	MCRS	594901100	11/19/10	Ratification of Auditors	Issuer	Yes	For	With
Micros	MCRS	594901100	11/19/10	Amend Company's 1991 Stock option plan to authorize the issuance of an additional 1.2 million shares of Common Stock	Issuer	Yes	For	With
Parexel International	PRXL	699465107	12/09/10	Election of Directors	Issuer	Yes	For	With
Parexel International	PRXL	699465107	12/09/10	Adoption of the 2010 Stock Incentive Plan	Issuer	Yes	For	With
Parexel International	PRXL	699465107	12/09/10	Ratification of Auditors	Issuer	Yes	For	With
Factset Research Systems	FDS	303075105	12/14/10	Election of Directors	Issuer	Yes	For	With
Factset Research Systems	FDS	303075105	12/14/10	Ratification of Auditors	Issuer	Yes	For	With
Factset Research Systems	FDS	303075105	12/14/10	Amendment and Restatement FactSet Research Systems Inc 2004 Stock Option and Award Plan	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/20/11	Election of Directors	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/20/11	Approve an amendment to the Amended and Restated 2000 Stock Plan	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/20/11	Approve an amendment to the 1995 Director's Stock Plan	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/20/11	Ratification of Auditors	Issuer	Yes	For	With
IDEX Corp.	IEX	45167R104	04/05/11	Election of Directors	Issuer	Yes	For	With
IDEX Corp.	IEX	45167R104	04/05/11	Advisory vote on Executive Compensation	Issuer	Yes	For	With
IDEX Corp.	IEX	45167R104	04/05/11	Advisory vote on Frequency of Advisory Vote on Executive Compensation	Issuer	Yes	For	With
IDEX Corp.	IEX	45167R104	04/05/11	Ratification of Auditors	Issuer	Yes	For	With
T. Rowe Price	TROW	74144T108	04/14/11	Election of Directors	Issuer	Yes	For	With
T. Rowe Price	TROW	74144T108	04/14/11	Approve by a Non-Binding Advisory Vote, the Compensation paid by the Company to its Named Executive Officers	Issuer	Yes	For	With
T. Rowe Price	TROW	74144T108	04/14/11	Recommended by Non-Binding Vote, Frequency of Voting by Holders on Compensation paid by Company to Executive Officers	Issuer	Yes	For	With
T. Rowe Price	TROW	74144T108	04/14/11	Ratification of Auditors	Issuer	Yes	For	With
C. R. Bard	BCR	067383109	04/20/11	Election of Directors	Issuer	Yes	For	With
C. R. Bard	BCR	067383109	04/20/11	Ratification of Auditors	Issuer	Yes	For	With
C. R. Bard	BCR	067383109	04/20/11	Approval of Compensation of our named Executive officers	Issuer	Yes	For	With
C. R. Bard	BCR	067383109	04/20/11	Frequency of Shareholder votes on Compensation of our Named Executive Officers	Issuer	Yes	For	With
C. R. Bard	BCR	067383109	04/20/11	Shareholders Proposal Relating to Sustainability Reporting	Security Holder	Yes	Against	With
C. R. Bard	BCR	067383109	04/20/11	Shareholders Proposal for the Annual Election of Directors	Security Holder	Yes	Against	With
Silicon Laboratories	SLAB	826919102	04/21/11	Election of Directors	Issuer	Yes	For	With
Silicon Laboratories	SLAB	826919102	04/21/11	Ratification of Auditors	Issuer	Yes	For	With
Silicon Laboratories	SLAB	826919102	04/21/11	Approve by Non-Binding Vote the Compensation of the Named executive Officers as disclosed in the Company's Proxy Statement	Issuer	Yes	For	With
Silicon Laboratories	SLAB	826919102	04/21/11	Recommend by Non-Binding Vote, the frequency of Advisory votes on executive Compensation	Issuer	Yes	For	With
Adobe Systems	ADBE	00724F101	04/21/11	Election of Directors	Issuer	Yes	For	With
Adobe Systems	ADBE	00724F101	04/21/11	Approve the Amendment of the 1997 Employee Stock Purchase Plan to Increase the share reserve by 17 Million Shares	Issuer	Yes	For	With
Adobe Systems	ADBE	00724F101	04/21/11	Approval of the Adoption of the 2011 Executive Cash Performance Bonus Plan	Issuer	Yes	For	With
Adobe Systems	ADBE	00724F101	04/21/11	Ratification of Auditors	Issuer	Yes	For	With
Adobe Systems	ADBE	00724F101	04/21/11	Approval of the Certificate of Amendment of the Restated Certificate of Incorporation to eliminate our classified Board structure	Issuer	Yes	For	With
Adobe Systems	ADBE	00724F101	04/21/11	Advisory vote to approve the resolution on the compensation of the named executive officers	Issuer	Yes	For	With
Adobe Systems	ADBE	00724F101	04/21/11	Advisory vote on the frequency of future advisory votes to approve a resolution on the compensation of the named executive officers	Issuer	Yes	For	With
Gardner Denver	GDI	365558105	05/03/11	Election of Directors	Issuer	Yes	For	With
Gardner Denver	GDI	365558105	05/03/11	Ratification of Auditors	Issuer	Yes	For	With
Gardner Denver	GDI	365558105	05/03/11	Cast an Advisory Vote on Executive Compensation	Issuer	Yes	For	With
Gardner Denver	GDI	365558105	05/03/11	Cast an Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation	Issuer	Yes	For	With
Whiting Petroleum	WLL	966387102	05/03/11	Election of Directors	Issuer	Yes	For	With
Whiting Petroleum	WLL	966387102	05/03/11	Approval of Amendment to Certificate of Incorporation to Increase the Number of Authorized Shares of Common Stock	Issuer	Yes	For	With
Whiting Petroleum	WLL	966387102	05/03/11	Advisory Resolution on Compensation of Named Executives	Issuer	Yes	For	With
Whiting Petroleum	WLL	966387102	05/03/11	Vote on Frequency of Future Advisory Votes on Compensation of Named Executive Officers	Issuer	Yes	For	With
Whiting Petroleum	WLL	966387102	05/03/11	Ratification of Auditors	Issuer	Yes	For	With
Express Scripts	ESRX	302182100	05/04/11	Election of Directors	Issuer	Yes	For	With
Express Scripts	ESRX	302182100	05/04/11	Ratification of Auditors	Issuer	Yes	For	With
Express Scripts	ESRX	302182100	05/04/11	Amendment to the Bylaws regarding calling a special meeting	Issuer	Yes	For	With
Express Scripts	ESRX	302182100	05/04/11	Executive Compensation	Issuer	Yes	For	With
Express Scripts	ESRX	302182100	05/04/11	Frequency of Executive Compensation votes	Issuer	Yes	For	With
Express Scripts	ESRX	302182100	05/04/11	Ratify the Express Scripts, Inc 2011 Long-Term Incentive Plan	Issuer	Yes	For	With
Express Scripts	ESRX	302182100	05/04/11	Report on Political Contributions	Security Holder	Yes	Against	With
Mettler-Toledo International	MTD	592688105	05/04/11	Election of Directors	Issuer	Yes	For	With
Mettler-Toledo International	MTD	592688105	05/04/11	Ratification of Auditors	Issuer	Yes	For	With
Mettler-Toledo International	MTD	592688105	05/04/11	Approval of the POBS Plus Incentive System for Group Management	Issuer	Yes	For	With
Mettler-Toledo International	MTD	592688105	05/04/11	Consider and Approve an Advisory Resolution Regarding the Compensation of the Company's Named Executive Officers	Issuer	Yes	For	With
Mettler-Toledo International	MTD	592688105	05/04/11	Consider and Act upon an Advisory Vote on Executive Compensation	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/05/11	Election of Directors	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/05/11	Ratification of Auditors	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/05/11	Amendments to the Ecolab Stock Purchase Plan	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/05/11	Compensation of Executives Disclosed in the Proxy Statement	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/05/11	Frequency of Future Stockholder Advisory Votes on Executive Compensation	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/05/11	Proposal requesting the Board of Directors to adopt a Policy on the Human Rights to Water	Security Holder	Yes	Against	With
Ecolab	ECL	278865100	05/05/11	Proposal requesting the Board of Directors to Take Action to Eliminate Super-majority Voting	Security Holder	Yes	Against	With
FMC Technologies	FTI	30249U101	05/06/11	Election of Directors	Issuer	Yes	For	With
FMC Technologies	FTI	30249U101	05/06/11	Ratification of Auditors	Issuer	Yes	For	With
FMC Technologies	FTI	30249U101	05/06/11	Approve ,by Non-Binding Vote, Executive Compensation Program	Issuer	Yes	For	With
FMC Technologies	FTI	30249U101	05/06/11	Recommend , by Non-Binding Vote, the Frequency of Executive Compensation Votes	Issuer	Yes	For	With
FMC Technologies	FTI	30249U101	05/06/11	Amend the Amended and Restated Certificate of Incorporation to Increase the Number of Authorized Shares of Common Stock From 300 Million to 600 Million Shares	Issuer	Yes	For	With
Stericycle	SRCL	858912108	05/24/11	Election of Directors	Issuer	Yes	For	With
Stericycle	SRCL	858912108	05/24/11	Approve the Company's 2011 Incentive Stock Plan	Issuer	Yes	For	With
Stericycle	SRCL	858912108	05/24/11	Ratification of Auditors	Issuer	Yes	For	With
Stericycle	SRCL	858912108	05/24/11	Advisory Resolution approving the Compensation Paid to the Company's Executive Officers	Issuer	Yes	For	With
Dentsply International	XRAY	249030107	05/25/11	Election of Directors	Issuer	Yes	For	With
Dentsply International	XRAY	249030107	05/25/11	Ratification of Auditors	Issuer	Yes	For	With
Dentsply International	XRAY	249030107	05/25/11	Approve by Non-Binding Advisory Vote, the Compensation of the Company's Executive Officers	Issuer	Yes	For	With
Dentsply International	XRAY	249030107	05/25/11	Recommend, by Non-Binding Advisory Vote, The Frequency of Voting on Executive Compensation	Issuer	Yes	For	With
Informatica	INFA	45666Q102	05/26/11	Election of Directors	Issuer	Yes	For	With
Informatica	INFA	45666Q102	05/26/11
Approve amendments to Informatica's 2009 Equity Incentive Plan to increase the number of shares of Informatica's common stock reserved for the issuance there under by 2.5 million shares and increase the ratio by which full value count against the share reserve to 2.37
					Issuer	Yes	For	With
Informatica	INFA	45666Q102	05/26/11	Ratification of Auditors	Issuer	Yes	For	With
Informatica	INFA	45666Q102	05/26/11	Advisory Note Executive Compensation	Issuer	Yes	For	With